DECOMMISSIONING AND RESTORATION PROVISION - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DECOMMISSIONING AND RESTORATION PROVISION
Inflation rate (as a percent)	1.90%	1.90%
Discount rate (as a percent)	2.40%	2.50%
Liability for retirement and remediation	$ 20,369	$ 21,989